CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 82,993	$ 89,338	$ 79,326
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(1,838)	(604)	(3,131)
Share-based compensation expenses	9,709	9,724	410
Net cash (used in) provided by operating activities	54,526	79,283	175,124
Cash flows from investing activities:
Net cash (used in) provided by investing activities	13,257	270,258	(187,580)
Cash flows from financing activities:
Repayment of convertible bond	0	0	20,753
Payment of dividends	(19,827)	(12,107)	(12,713)
Net cash used in financing activities	(19,556)	(12,218)	(18,213)
Net (decrease) increase in cash, cash equivalents and restricted cash	23,480	376,450	(39,290)
Cash, cash equivalents and restricted cash, beginning of year	695,547	319,097	358,387
Cash, cash equivalents and restricted cash, end of year	719,027	695,547	319,097
Parent Company
Cash flows from operating activities:
Net income	83,182	89,709	79,396
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(100,208)	(109,150)	(81,564)
Share-based compensation expenses	9,709	9,724	410
Accretion of convertible bond	0	0	57
Change in operating assets and liabilities	26,820	5,065	(142)
Net cash (used in) provided by operating activities	19,503	(4,652)	(1,843)
Cash flows from investing activities:
Loans to subsidiaries	0	0	(19,775)
Maturity of short-term investments	0	11,318	0
Net cash (used in) provided by investing activities	0	11,318	(19,775)
Cash flows from financing activities:
Repayment of convertible bond	0	0	(20,753)
Proceeds of loans from subsidiaries	0	0	20,000
Payment of dividends	(19,827)	(12,107)	(12,713)
Net cash used in financing activities	(19,827)	(12,107)	(13,466)
Net (decrease) increase in cash, cash equivalents and restricted cash	(324)	(5,441)	(35,084)
Cash, cash equivalents and restricted cash, beginning of year	7,824	13,265	48,349
Cash, cash equivalents and restricted cash, end of year	$ 7,500	$ 7,824	$ 13,265